INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Components of investments in direct financing and sales-type leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Total minimum lease payments to be received	$ 1,955,514	$ 2,181,586
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(538,890)	(629,397)
Net minimum lease payments receivable	1,416,624	1,552,189
Estimated residual values of leased property (un-guaranteed)	328,865	352,328
Less: unearned income	(435,047)	(503,921)
Net investment in direct financing and sales-type leases before deferred deemed equity contribution and unamortized gains	1,310,442	1,400,596
Less: deferred deemed equity contribution	(151,454)	(164,471)
Less: unamortized gains	(15,129)	(16,065)
Total investment in direct financing and sales-type leases	1,143,859	1,220,060
Current portion	56,870	60,160
Long-term portion	$ 1,086,989	$ 1,159,900